Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options under 521 Plan - Options Plan 521 [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 $ / shares shares
Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options under 521 Plan [Line Items]
Number of options, Outstanding, begining	280,000,000
Weighted average exercise price, Outstanding, begining (in Dollars per share) | $ / shares		$ 1.4
Weighted average remaining contractual life (Years), Outstanding, begining	4 years
Aggregate Intrinsic Value, Outstanding, begining (in Yuan Renminbi) | ¥
Number of options, Granted
Number of options, Exercised
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares
Aggregate Intrinsic Value, Exercised (in Yuan Renminbi) | ¥
Number of options, Cancelled	(280,000,000)
Weighted average exercise price, Cancelled (in Dollars per share) | $ / shares		1.4
Aggregate Intrinsic Value, Cancelled (in Yuan Renminbi) | ¥
Number of options,Outstanding, ending			280,000,000
Weighted average exercise price, Outstanding, ending (in Dollars per share) | $ / shares			$ 1.4
Aggregate Intrinsic Value,Outstanding, ending (in Yuan Renminbi) | ¥